Summary of Significant Accounting Policies - Antidilutive Securities (Details) - shares	6 Months Ended	12 Months Ended
	Dec. 31, 2015	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Share options
Antidilutive securities
Potentially dilutive equity instruments excluded from the diluted loss per share (in shares)	31,203,477	31,473,477	10,057,700	6,233,000
Preferred shares
Antidilutive securities
Potentially dilutive equity instruments excluded from the diluted loss per share (in shares)		175,841,800